CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents	$ 315,740	$ 446,624
Accounts receivable, trade	3,211	6,590
Due from related parties	79	613
Inventories	5,508	5,275
Prepaid expenses and other assets	3,142	4,834
Prepaid charter revenue	3,050	3,050
Total current assets	330,730	466,986
FIXED ASSETS:
Advances for vessels under construction and acquisitions and other vessel costs	40,904	11,502
Vessels	1,611,464	1,515,370
Accumulated depreciation	(349,962)	(304,232)
Vessels' net book value	1,261,502	1,211,138
Property and equipment, net	22,931	22,774
Total fixed assets	1,325,337	1,245,414
OTHER NON-CURRENT ASSETS:
Due from related parties, non-current	50,073	0
Investment in Diana Containerships Inc.	18,223	24,734
Other non-current assets	734	0
Deferred charges, net	1,867	3,365
Prepaid charter revenue, non-current	23	2,303
Total Assets	1,726,987	1,742,802
CURRENT LIABILITIES:
Current portion of long-term debt	46,532	45,032
Accounts payable, trade and other	6,859	6,993
Due to related parties	221	264
Accrued liabilities	4,425	5,284
Deferred revenue, current	2,762	2,827
Fair value of derivative instruments, current	543	994
Other current liabilities	133	83
Total current liabilities	61,475	61,477
Long-term debt, net of current portion and deferred financing costs	403,787	414,080
Other non-current liabilities	873	821
Commitments and contingencies	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 200,000,000 shares authorized and 82,841,370 and 82,233,424 issued and outstanding at September 30, 2013 and December 31, 2012, respectively	828	822
Additional paid-in capital	924,136	918,007
Other comprehensive income	96	194
Retained earnings	335,792	347,401
Stockholders' equity	1,260,852	1,266,424
Total liabilities and stockholders' equity	$ 1,726,987	$ 1,742,802